Equity and Other Comprehensive Income (Loss) - Additional Information (Detail) - kr / shares			12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Dividend proposed	kr 1.25	kr 1.25	kr 2.50	kr 2.00	kr 1.50
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5.00
Voting rights of share holders			one vote per share
Class B shares [member]
Disclosure of classes of share capital [line items]
Shares quota value			kr 5.00
Voting rights of share holders			one tenth of one vote per share
Treasury shares			4,009,306	(6,043,960)	19,853,247